OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2014
OTHER INVESTMENTS
OTHER INVESTMENTS

16. OTHER INVESTMENTS

        As of December 31, 2014 and 2013, the Group's other investments comprised the following:

				December 31,
		Annual interest rate	Maturity date
	Classification			2014	2013
Deposits	Held to maturity	6.15 - 6.25%	2016	13,671	—
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche(1)	Held to maturity	6%	2015	—	2,946
Loan Participation Notes EMIS BV	Held to maturity	6%	2015	—	699
Promissory notes of Sistema (related party) (Note 25)	Held to maturity	0.0%	2017	618	618
Investments in ordinary shares (related party) (Note 25)	At cost	—	—	125	125
Other	At cost / held to maturity	—	—	555	4

Total other investments				14,969	4,392

(1)	Reclassified to short-term investments as due in December 2015.

        The Group does not discount promissory notes and loans granted to related parties, interest rates on which are different from market rates. Accordingly, fair value of such notes and loans may be different from their carrying value.

        In December 2010, the Group granted a $90.0 million (RUB 2,777 million at the date of transaction) loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche, the holders of a 20% noncontrolling stake in K-Telecom, the Group's subsidiary in Armenia. Simultaneously, the Group signed an amendment to the put and call option agreement for the acquisition of noncontrolling stake. According to the amendment, the call exercise price shall be reduced by deducting any outstanding balance on the loan amount and all accrued and unpaid interest and any other sums due and outstanding under the loan agreement at the time of exercise (Note 27). Interest accrued on the loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 212.8 million, RUB 172.7 million and RUB 174.1 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. The fair value of the loan approximates its carrying value.

        In August 2013, the Group invested $21.3 million (RUB 703 million at the date of transaction) in Loan Participation Notes issued by EMIS BV (effective issuer—Renaissance Capital). The Notes were sold before the maturity date due to deteriorating credit quality for $22.3 million (RUB 764 million at the date of transaction) including realized interest of $1 million (RUB 34 million at recognition date).

        The Group considers credit risk for other investments in loans receivable and deposits to be low.